UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2014

Date of reporting period: DECEMBER 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (56.62%)
Bank Debt (46.48%) (1)
Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$13,659	$7,478	-

Alumina and Aluminum Production and Processing (9.39%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/16 (2), (4)	$26,372,749	8,913,989	5.45%
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15 (4)	$6,450,301	6,450,301	3.94%
Total Alumina and Aluminum Production and Processing		15,364,290

Business Support Services (5.38%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25%LIBOR Floor, due 8/28/19	$8,630,058	8,798,344	5.38%

Communications Equipment Manufacturing (2.38%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2), (3)	$10,099,646	3,888,364	2.38%

Electronic Shopping and Mail-Order Houses (1.46%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 9.5%, due 3/31/16	$2,392,894	2,383,323	1.46%

Management, Scientific, and Technical Consulting Services (4.89%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$8,000,000	8,000,000	4.89%

Motion Picture and Video Industries (5.57%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$5,576,526	5,074,638	3.10%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$4,461,220	4,041,866	2.47%
Total Motion Picture and Video Industries		9,116,504

Other Financial Investment Activities (1.40%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$6,269,772	2,288,467	1.40%

Plastics Product Manufacturing (10.10%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (2), (4)	$11,652,565	5,290,265	3.23%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$10,509,785	10,509,785	6.43%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$741,859	741,859	0.45%
Total Plastics Product Manufacturing		16,541,909

Scheduled Air Transportation (2.20%)
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N659UA, 12%, due 2/28/16 (3)	$1,596,037	1,737,972	1.06%
N661UA, 12%, due 5/4/16 (3)	$1,697,425	1,868,830	1.14%
Total Scheduled Air Transportation		3,606,802

Wired Telecommunications Carriers (1.76%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$2,855,297	2,883,850	1.76%

Wireless Telecommunications Carriers (1.94%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$2,920,073	3,168,280	1.94%

Total Bank Debt (Cost $103,510,493)		76,047,611

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Other Corporate Debt Securities (10.14%)
Aerospace Product and Parts Manufacturing (0.06%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$1,564,000	$64,728	0.04%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$889,000	36,792	0.02%
Total Aerospace Product and Parts Manufacturing		101,520

Gaming Industries (2.75%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$9,210,000	4,512,900	2.75%

Home Furnishings Stores (0.12%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$2,782,000	201,695	0.12%

Oil and Gas Extraction (3.48%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$5,320,000	5,689,075	3.48%

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (2), (6)	$6,973,000	7	-

Specialty Hospitals (3.73%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17 (6)	$6,942,000	6,108,960	3.73%

Total Other Corporate Debt Securities (Cost $29,318,654)		16,614,157

Total Debt Investments (Cost $132,829,147)		92,661,768

Equity Securities (37.30%)
Aerospace Product and Parts Manufacturing (0.52%)
Beech Holdings, LLC, Membership Units (2), (6)	110,396	848,669	0.52%

Alumina and Aluminum Production and Processing (0.45%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6)	910	222,685	0.14%
Revere Leasing, LLC, Class B Units (2), (4), (6)	2,060	504,543	0.31%
Total Alumina and Aluminum Production and Processing		727,228

Business Support Services (0.62%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	495,921	1,015,150	0.62%

Communications Equipment Manufacturing (12.56%)
Dialogic, Inc., Common Stock (2), (3), (6)	1,316,931	459,609	0.28%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	498,516	12,948	0.01%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	116,474	3,100,742	1.90%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (3), (5), (6)	11,530,912	16,973,249	10.38%
Total Communications Equipment Manufacturing		20,546,548

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.86%)
GXS Holdings, Inc., Common Stock (2), (6)	490,407	$294,244	0.18%
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	9,299	1,114,030	0.68%
Total Data Processing, Hosting, and Related Services		1,408,274

Depository Credit Intermediation (0.19%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (2)	20,089	314,594	0.19%

Electric Power Generation, Transmission and Distribution (0.06%)
Mach Gen, LLC, Common Units (2), (6)	9,740	99,835	0.06%

Electronic Shopping and Mail-Order Houses (0.13%)
Shop Holding, LLC, Class A Units (2), (6)	174,754	190,046	0.12%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	13,643	0.01%
Total Electronic Shopping and Mail-Order Houses		203,689

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.02%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	28,699	0.02%

Oil and Gas Extraction (1.97%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6)	121	3,218,598	1.97%

Other Electrical Equipment and Component Manufacturing (0.62%)
EPMC HoldCo, LLC, Membership Units (3), (6)	854,400	1,016,736	0.62%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	99,430	2,535	-

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.09%)
SCG Financial Acquisition Corp., Common Stock (2)	30,665	149,032	0.09%

Scheduled Air Transportation (2.05%)
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA) (3), (6)	243	1,673,937	1.02%
United N661UA-767, LLC (N661UA) (3), (6)	236	1,681,217	1.03%
Total Scheduled Air Transportation		3,355,154

Semiconductor and Other Electronic Component Manufacturing (1.05%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	1,711,775	1.05%

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Equity Securities (continued)
Wired Telecommunications Carriers (16.10%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	$2,278,818	1.39%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	20,930,909	12.79%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	727,413	0.44%
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (2), (5), (6)	897	2,418,649	1.48%
Total Wired Telecommunications Carriers		26,355,789

Total Equity Securities (Cost $103,663,835)		61,002,305

Total Investments (Cost $236,492,982) (7)		153,664,073

Cash and Cash Equivalents (6.08%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%, Collateralized by FHLB Discount Note	$1,238,896	1,238,896	0.76%
Union Bank of California, Commercial Paper, 0.10%, due 1/2/14	$8,500,000	8,499,976	5.20%
Cash Denominated in Foreign Currency	€14,189.00	19,500	0.01%
Cash Held on Account at Various Institutions	$177,457	177,457	0.11%
Total Cash and Cash Equivalents		9,935,829

Total Cash and Investments		$163,599,902	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate - as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer - as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6)	Restricted security.

(7)	Includes investments with an aggregate fair value of $2,200,000 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $374,307 and $21,164,882, respectively. Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on and maturities of debt investments of the Registrant. The total value of restricted securities and bank debt as of December 31, 2013 was $146,105,513, or 89.31% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $237,262,052. Net unrealized depreciation aggregated $83,597,979, of which $21,815,277 related to appreciated investments and $105,413,256 related to depreciated investments.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At December 31, 2013, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$4,512,900	$3,202,053
2	Other observable market inputs*	-	11,798,036	4,067,265
3	Independent third-party pricing sources that employ significant unobservable inputs	76,047,611	201,695	50,552,050
3	Internal valuations with significant unobservable inputs	-	101,526	3,180,937
Total		$76,047,611	$16,614,157	$61,002,305

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended December 31, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$92,267,955	$-	$49,790,650
Net realized and unrealized gains (losses)	(3,325,999)	23,908	671,834
Acquisitions	432,613	-	346,695
Dispositions	(13,326,958)	-	(197,129)
Transfer into Level 3†	-	177,787	-
Ending balance	$76,047,611	$201,695	$50,552,050
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$1,175,927	$23,908	$671,834

† Comprised of one investment that was transferred from Level 2 due to reduced trading volumes .

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,652,152	$4,408,195
Net realized and unrealized gains (losses)	-	24,426	(1,188,401)
Acquisitions	-	-	-
Dispositions	-	(1,575,052)	(38,857)
Ending balance	$-	$101,526	$3,180,937

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$24,426	$(1,199,920)

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended December 31, 2013 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$7,946,840	$1,307,502	$-	$3,888,363	$(778,885)
Dialogic, Inc., Common Stock	2,815,405	-	-	459,609	-
Dialogic, Inc., Warrants to Purchase Common Stock	682,621	-	-	12,948	-
EPMC HoldCo, LLC, Membership Units	2,537,568	-	(1,795,180)	1,016,736	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,120,705	-	-	3,100,742
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	15,882,703	-	-	16,973,250	5,178
Online Resources Corporation, Common Stock	1,610,196	-	(2,115,787)	-	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	35,853,117	-	(37,735,966)	-	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	10,338,117	-	-	8,913,989	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, 3% LIBOR floor, due 6/30/13	530,175	-	(730,062)	-	-
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/13	5,120,386	506,707	(6,565,468)	-	-
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/14	-	6,291,715	158,586	6,450,301	158,629
Revere Leasing, LLC, Class A Units	239,800	-	(17,113)	222,685	-
Revere Leasing, LLC, Class B Units	543,320	-	(38,739)	504,543	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	6,698,254	1,202,363	-	5,290,265	(906,258)
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	2,602,429	-	(725,488)	1,737,972	50,815
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	2,725,136	-	(703,576)	1,868,830	52,574
N659UA Equipment Trust Beneficial Interests	1,685,168	725,488	(497,050)	1,673,937	-
N661UA Equipment Trust Beneficial Interests	1,678,868	703,606	(488,475)	1,681,217	-
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	9,259,790	1,249,995	-	10,509,785	389,433
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	316,758	425,101	-	741,859	27,496
Woodbine Intermediate Holdings, LLC, Membership Units	2,307,548	-	-	3,218,598	-

(1)	The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuer's voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at December 31, 2013 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	1,143,887
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,135,799
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
La Paloma Residual Bank Debt Claim	2/2/05	1,022,950
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
Marsico Holdings, LLC, Common Interest Units	9/10/12	103,385
Precision Holdings, LLC, Class C Membership Interests	9/30/10	-
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	1/12/11	4,810,255
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,546,726
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	692,024
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
V Telecom Investment S.C.A, Common Shares	11/9/12	2,095,182
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	4,461,089

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	March 3, 2014

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	March 3, 2014